Segment Information and Revenue Analysis - Schedule of Revenues by Geographic Market (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues	$ 26,216,515	$ 30,135,295	$ 21,172,091
China [Member]
Revenues	15,082,443	14,865,940	6,839,534
United States [Member]
Revenues	5,522,008	10,168,945	9,082,419
Europe [Member]
Revenues	2,510,190	1,994,085	2,618,851
Australia [Member]
Revenues	216,993	223,463	149,635
Canada [Member]
Revenues	950,353	128,320	481,142
Central and South America [Member]
Revenues	231,426	106,098	411,281
Japan and Other Asian countries and Regions [Member]
Revenues	$ 1,703,102	$ 2,637,444	$ 1,589,229